Leases (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases
Rent expense	$ 7,567	$ 10,776	$ 8,807
Anta Agreement [Member]
Leases
Rent expense	$ 1,849	$ 4,280	$ 2,630